Eaton Vance
                           Asian Small Companies Fund

                            Supplement to Prospectus
                              dated January 1, 2004
                          as revised February 23, 2004


Effective  April 12, 2004,  Kooi Cho Yu is the portfolio  manager of Asian Small
Companies Portfolio. Ms. Kooi joined Lloyd George Investment Management (Bermuda) Limited ("Lloyd George") in 2001, where she also manages institutional accounts. Prior to joining Lloyd George, she was a Director of DBS Asset Management.


April 12, 2004                                                             ASCPS